Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Accrued advertising and marketing expenses	11,070,464	10,733,946	1,534,934
Taxes payable	22,805,311	27,637,234	3,952,072
Payroll payable	4,026,851	4,890,448	699,325
Accounts payable	28,280,328	32,662,965	4,670,742
Others	2,958,877	5,733,246	819,842
	69,141,831	81,657,839	11,676,915